Accrued Expenses and Other Liabilities (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Individuals Borrowings	Jun. 30, 2026 CNY (¥) Individuals Borrowings	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)
Debt Instrument [Line Items]
Borrowings, interest expenses | ¥		¥ 9,605.33
Number of borrowings | Borrowings	3	3
Number of individuals | Individuals	3	3
Repaid borrowings	$ 1,100,000	¥ 7,460,000
Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest expenses | $	$ 198,038		$ 201,578
Shanghai Ranyu Network Technology Co., Ltd [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	4.00%			4.00%
Zhizhen Guorui [Member]
Debt Instrument [Line Items]
Accrued interest	$ 190,814	¥ 1,294,692
Loan amount	$ 3,758,235			¥ 25,500,000
Minimum [Member] | Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	3.80%			3.80%
Maximum [Member] | Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest rate			15.40%